CONVERTIBLE DEBENTURE AND DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE DEBENTURE AND DERIVATIVE LIABILITY

12. CONVERTIBLE DEBENTURE AND DERIVATIVE LIABILITY

[a] July 2020 Convertible Debenture

On July 27, 2020, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of CA$150,000 (USD equivalent $112,124, the “July 2020 Convertible Debenture”). The note bears interest at 12% per annum and is due on the date that is one year following the closing date. The note is convertible into common shares of the Company at the price which is the greater of CA$0.15 per common share and the market price on the date of the conversion notice. Any accrued but unpaid interest will be payable on the earlier of the maturity date and the date of conversion in cash or common shares. No finder’s fees were paid in connection with this private placement. On May 18, 2021, the Company issued a total of 1,360,959 common shares on the conversion of the July 2020 Convertible Debenture including conversion of accrued interest and 263,973 common shares valued at $26,286 in transaction costs. The July 2020 Convertible Debenture had an effective interest rate of 37%.

[b] July 2021 Convertible Debenture

On July 15, 2021, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of CA$100,000 (USD equivalent $79,542, the “July 2021 Convertible Debenture”) which it received on April 22, 2021. The note bears interest at 12% per annum and is due on the date that is one year following the closing date. The note is convertible at a price of CA$0.12 per Unit, where each Unit is comprised of one common share and one common share purchase warrant exercisable at a price of CA$0.20 per common share for a period of two years. Any accrued but unpaid interest will be payable on the earlier of the maturity date and the date of conversion in cash or common shares.

As at January 31, 2022, the Company incurred contractual interest of CA$9,337 (USD equivalent $7,375) [2021 – CA$7,299 (USD equivalent $5,802)]. The July 2021 Convertible Debenture has an effective interest rate of 608.98%.

[c] June 2021 Convertible Debenture

On June 15, 2021, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of $1,500,000 (the “June 2021 Convertible Debenture”). The note bears interest at 12% per annum and matures on December 10, 2022. The June 2021 Convertible Debenture is convertible into 15,000,000 units, where each unit consists of (i) one share of the Company’ common stock, (ii) one-half of one Class A common stock purchase warrant, with each whole warrant being exercisable at a price of $0.13 until June 10, 2026, and (iii) one-half of one Class B common stock purchase warrant, with each whole warrant being exercisable at a price of $0.19 until June 10, 2026 (collectively, the “Class A and B Warrants”). In addition, the conversion price for accrued interest is the greater of (i) $0.10 and (ii) the minimum conversion price permitted by the TSX-V at the time of conversion.

As part of the offering of the June 2021 Convertible Debenture, the Company also entered into the June 10, 2021 Securities Purchase Agreement (the “Securities Purchase Agreement”), whereby the Company agreed to use commercially reasonable efforts to file a registration statement with the United States Securities and Exchange Commission (the “SEC”) by August 14, 2021, covering the public resale of the shares of common stock underlying such debenture and, upon its conversion, the Class A and B Warrants issuable upon such conversion (the “Underlying Shares”), and to use its best efforts to cause the registration statement to be declared effective on October 13, 2021. On December 13, 2021, the Company’s Form 10 Registration Statement filed with the SEC was declared effective.

In addition to certain covenants contained in the Securities Purchase Agreement, the terms of the June 2021 Convertible Debenture contain certain negative covenants by the Company, including, among others, sell or offer to sell any securities with non-fixed or floating price features, issue any common stock or common stock equivalents at a price lower than the Conversion Price herein then in effect, or issue any equity or debt instruments with anti-dilution provisions.

In the event the Company issues or sells any common stock or common stock equivalents with terms that the purchaser holding the outstanding June 2021 Convertible Debenture (the “Convertible Debenture Holder”) or the Class A and B Warrants reasonably believes are more favorable to such holder than the terms of the June 2021 Convertible Debenture or the Class A and B Warrants, then upon notice to the Company by such holder within five trading days after notice to such holder by the Company, the Company will use commercially reasonable efforts to obtain the approval of the TSX-V and any additional required regulatory approval to amend the terms of the June 2021 Convertible Debenture or the Class A and B Warrants as required, as the case may be, so as to give such holder the benefit of such more favorable terms or conditions.

The conversion price of the June 2021 Convertible Debenture and the exercise price of the Class A and B Warrants are subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events, including merger or consolidation of the Company or in a “Fundamental Transaction” as defined in the June 2021 Convertible Debenture.

The Company has granted the holders certain rights of first refusal on its future offerings for as long as the June 2021 Convertible Debenture or the Class A and B Warrants are outstanding.

The Company may prepay and satisfy the June 2021 Convertible Debenture so long as an event of default has not occurred, upon 20 days’ prior written notice received by the Company to the holder, by paying 125% of the amounts owed on the June 2021 Convertible Debenture, including all principal, interest and other fees. The holder of this debenture may, however, convert all or a portion of the debenture during the 20-day notice period.

During the three months ended January 31, 2022, the Company issued an aggregate 3,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 3,000,000 common shares, 1,500,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 1,500,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026 [note 13[b]].

As at January 31, 2022, the Company incurred contractual interest of $109,808 (2021 – $70,521). The June 2021 Convertible Debenture has an effective interest rate of 1,348%.

[d] Debt Host Liability and Embedded Derivative Liability

Certain of the Company’s convertible debentures were determined to be hybrid financial instruments comprised of a debt host liability and an embedded derivative liability, as under the conversion feature the number of shares that will or may be issued to settle the notes may vary. The Company uses the Black-Scholes Option Pricing Model based on different default risks and assumptions. The debt host liability of the convertible note will be measured at amortized cost, with the embedded derivative liability measured at fair value through profit and loss.

On issuance date of the July 2020 Convertible Debenture, the fair value of its debt host liability was determined to be $87,083 and the respective embedded derivative liability was valued at $25,041. Fair value adjustments were made to the embedded derivative liability of the July 2020 Convertible Debenture on conversion date of May 18, 2021, resulting in a value of $nil.

On issuance date of the June 2021 Convertible Debenture, it was determined to be a hybrid financial instrument comprised of a debt host liability and an embedded derivative liability. The embedded derivative liability was valued at $1,646,600 which exceeded the face value of the note itself of $1,500,000, the debt host liability was then assigned a face value of $1, with an immediate loss of $146,601 on recognition of the debt host liability. As at October 31, 2021, its combined value was $7,449,744. On November 1, 2021, the Company’s functional currency change resulted in the reclassification of the June 2021 Convertible Debenture from a hybrid financial instrument accounted for in accordance with ASU 815-15 to a convertible debt instrument with a beneficial conversion feature accounted for in accordance with ASU 470-20. The value of the embedded derivative liability was reclassified to additional paid-in capital and continues to amortize the debt discount as interest costs over the period from the issuance date to the stated maturity date using the effective interest method. During the three months ended January 31, 2022, the Company recorded interest expense on debt discount of $300,034 which includes the full amortization of the portions of the debt which were converted in the period. As at January 31, 2022, the debt discount had a carrying value of $1,199,966.

On issuance date of the July 2021 Convertible Debenture, it was determined to be a convertible debt instrument with a beneficial conversion feature accounted for in accordance with ASU 470-20. The Company allocated the intrinsic value of the beneficial conversion feature of the July 2021 Convertible Debenture capped at the face value of CA$100,000 (USD equivalent $79,542) to additional paid-in capital. On November 1, 2021, the Company’s functional currency change resulted in the reclassification of the July 2021 Convertible Debenture to a hybrid financial instrument accounted for in accordance with ASU 815-15. The embedded derivative liability was valued at CA$529,400 (USD equivalent $421,095), the previous beneficial conversion feature was reversed out of additional paid-in capital, and a loss of CA$429,400 (USD equivalent $341,553) was recognized in the statement of loss and comprehensive loss. As at January 31, 2022, the amortized cost of the July 2021 Convertible Debenture’s debt host liability was CA$11,780 (USD equivalent $9,262) and the fair value of the embedded derivative liability was CA$269,300 (USD equivalent $211,730), with a combined value of CA$281,080 (USD equivalent $220,992).

The inputs used in the Black-Scholes Option Pricing Model are as follows:

	January 31,	November 1,	October 31,	June 15,	July 27,
	2022	2021	2021	2021	2020
Risk free rate of interest	1.51%	1.07%	1.08%	0.31%	0.26%
Expected life in years	0.45 years	0.70 years	1.11 years	1.50 year	0.74 year
Conversion exercise price	CA$0.12	CA$0.12	$0.10	$0.10	CA$0.15
Underlying share price of the Company	CA$0.44	CA$0.75	$0.59	$0.19	CA$0.13
Expected volatility	109.11%	124.34%	107.62%	87.17%	82.54%
Expected dividend rate	Nil	Nil	Nil	Nil	Nil

	July 2020 Convertible Debenture	June 2021 Convertible Debenture	July 2021 Convertible Debenture	Total
	$	$	$	$

Debt Host Liability
Balance, October 31, 2020	96,318	–	–	96,318
Value of debt host liability recognized	–	1	–	1
Accretion and interest expense	23,587	43	63	23,693
Conversion	(125,560)	–	–	(125,560)
Foreign currency translation	5,655	–	–	5,655
Balance, October 31, 2021	–	44	63	107
Effects of change in functional currency	–	1,500,000	–	1,500,000
Accretion and interest expense	–	529	9,244	9,773
Conversion	–	(300,000)	–	(300,000)
Foreign currency translation	–	–	(45)	(45)
Balance, January 31, 2022	–	1,200,573	9,262	1,209,835

Embedded Derivative Liability
Balance, October 31, 2020	20,123	–	–	20,123
Fair value of embedded derivative liability recognized	–	1,646,600	–	1,646,600
Fair value adjustment	(16,058)	5,717,328	–	5,701,270
Conversion	(5,247)	–	–	(5,247)
Foreign currency translation	1,182	85,772	–	86,954
Balance, October 31, 2021	–	7,449,700	–	7,449,700
Effects of change in functional currency	–	(7,449,700)	421,094	(7,028,606)
Fair value adjustment	–	–	(205,450)	(205,450)
Foreign currency translation	–	–	(3,914)	(3,914)
Balance, January 31, 2022	–	–	211,730	211,730

Debt Discount
Balance, October 31, 2021	–	–	–	–
Effects of change in functional currency	–	(1,500,000)	–	(1,500,000)
Amortization	–	300,034	–	300,034
Balance, January 31, 2022	–	(1,199,966)	–	(1,199,966)

Combined Value of Convertible Debenture
Balance, October 31, 2020	116,441	–	–	116,441
Balance, October 31, 2021	–	7,449,744	63	7,449,807
Balance, January 31, 2022	–	607	220,992	221,599

[e] Derivative Liability – Warrants and Broker Warrants

On November 1, 2021, the Company’s functional currency change resulted in the reclassification of its outstanding warrants and broker warrants denominated in the Canadian dollars as derivative liabilities measured at fair value through profit and loss. The previous value of outstanding broker warrants was reversed out of additional paid-in capital, and the derivative liability of warrants and broker warrants were valued at $26,956,177 and $76,811, respectively. During the three months ended January 31, 2022, upon exercise of common share purchase warrants, a value of $3,481,052 was reclassified from derivative liability to share capital. As at January 31, 2022, the derivative liability of warrants and broker warrants were valued at $8,246,718 and $41,670, respectively, resulting in a net loss in the quarter of $11,765,241. The Company uses the Black-Scholes Option Pricing Model based on default risks and assumptions as appropriate.

13. CONVERTIBLE DEBENTURE

[a]	July 2020 Convertible Debenture

On July 27, 2020, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of CA$150,000 (USD equivalent $112,124, the “July 2020 Convertible Debenture”). The note bears interest at 12% per annum and is due on the date that is one year following the closing date. The note is convertible into common shares of the Company at the price which is the greater of CA$0.15 per common share and the market price on the date of the conversion notice. Any accrued but unpaid interest will be payable on the earlier of the maturity date and the date of conversion in cash or common shares. No finder’s fees were paid in connection with this private placement. On May 18, 2021, the Company issued a total of 1,360,959 common shares on the conversion of the July 2020 Convertible Debenture including conversion of accrued interest and 263,973 common shares valued at $26,286 in transaction costs.

[b]	July 2021 Convertible Debenture

On July 15, 2021, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of CA$100,000 (USD equivalent $79,542, the “July 2021 Convertible Debenture”) which it received on April 22, 2021. The note bears interest at 12% per annum and is due on the date that is one year following the closing date. The note is convertible at a price of CA$0.12 per Unit, where each Unit is comprised of one common share and one common share purchase warrant exercisable at a price of CA$0.20 per common share for a period of two years. Any accrued but unpaid interest will be payable on the earlier of the maturity date and the date of conversion in cash or common shares. As at October 31, 2021, the Company incurred contractual interest of CA$7,299 (USD equivalent $5,802). The July 2021 Convertible Debenture has an effective interest rate of 1,878%. The Company has allocated the intrinsic value of the beneficial conversion feature of the July 2021 Convertible Debenture capped at the face value of CA$100,000 (USD equivalent $79,542) to equity reserves.

[c]	June 2021 Convertible Debenture

On June 15, 2021, the Company closed a non-brokered private placement of an unsecured convertible note in the principal amount of $1,500,000 (the “June 2021 Convertible Debenture”). The note bears interest at 12% per annum and matures on December 10, 2022. The June 2021 Convertible Debenture is convertible into 15,000,000 units, where each unit consists of (i) one share of the Company’ common stock, (ii) one-half of one Class A common stock purchase warrant, with each whole warrant being exercisable at a price of $0.13 until June 10, 2026, and (iii) one-half of one Class B common stock purchase warrant, with each whole warrant being exercisable at a price of $0.19 until June 10, 2026 (collectively, the “Class A and B Warrants”). In addition, the conversion price for accrued interest is the greater of (i) $0.10 and (ii) the minimum conversion price permitted by the TSX-V at the time of conversion.

As part of the offering of the June 2021 Convertible Debenture, the Company also entered into the June 10, 2021 Securities Purchase Agreement (the “Securities Purchase Agreement”), whereby the Company agreed to use commercially reasonable efforts to file a registration statement with the United States Securities and Exchange Commission (the “SEC”) by August 14, 2021, covering the public resale of the shares of common stock underlying such debenture and, upon its conversion, the Class A and B Warrants issuable upon such conversion (the “Underlying Shares”), and to use its best efforts to cause the registration statement to be declared effective on October 13, 2021 [note 19[vi]].

In addition to certain covenants contained in the Securities Purchase Agreement, the terms of the June 2021 Convertible Debenture contain certain negative covenants by the Company, including, among others, sell or offer to sell any securities with non-fixed or floating price features, issue any common stock or common stock equivalents at a price lower than the Conversion Price herein then in effect, or issue any equity or debt instruments with anti-dilution provisions.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

In the event the Company issues or sells any common stock or common stock equivalents with terms that the purchaser holding the outstanding June 2021 Convertible Debenture (the “Convertible Debenture Holder”) or the Class A and B Warrants reasonably believes are more favorable to such holder than the terms of the June 2021 Convertible Debenture or the Class A and B Warrants, then upon notice to the Company by such holder within five trading days after notice to such holder by the Company, the Company will use commercially reasonable efforts to obtain the approval of the TSX-V and any additional required regulatory approval to amend the terms of the June 2021 Convertible Debenture or the Class A and B Warrants as required, as the case may be, so as to give such holder the benefit of such more favorable terms or conditions.

The conversion price of the June 2021 Convertible Debenture and the exercise price of the Class A and B Warrants are subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events, including merger or consolidation of the Company or in a “Fundamental Transaction” as defined in the June 2021 Convertible Debenture.

The Company has granted the holders certain rights of first refusal on its future offerings for as long as the June 2021 Convertible Debenture or the Class A and B Warrants are outstanding.

The Company may prepay and satisfy the June 2021 Convertible Debenture so long as an event of default has not occurred, upon 20 days’ prior written notice received by the Company to the holder, by paying 125% of the amounts owed on the June 2021 Convertible Debenture, including all principal, interest and other fees. The holder of this debenture may, however, convert all or a portion of the debenture during the 20-day notice period.

As at October 31, 2021, the Company incurred contractual interest of $70,521.

Subsequent to October 31, 2021, the Company issued an aggregate 3,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 3,000,000 common shares, 1,500,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 1,500,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026 [note 19[iii]].

[d] Debt Host Liability and Embedded Derivative Liability

The July 2020 Convertible Debenture and the June 2021 Convertible Debenture were determined to be hybrid financial instruments comprised of a debt host liability and an embedded derivative liability, as under the conversion feature the number of shares that will or may be issued to settle the notes may vary. The Company uses the Black-Scholes Option Pricing Model based on different default risks and assumptions. The debt host liability of the convertible note will be measured at amortized cost, with the embedded derivative liability measured at fair value through profit and loss.

On issuance date of the July 2020 Convertible Debenture, the fair value of its debt host liability was determined to be $87,083 and the respective embedded derivative liability was valued at $25,041. Fair value adjustments were made to the embedded derivative liability of the July 2020 Convertible Debenture on conversion date of May 18, 2021. As at October 31, 2021, the amortized cost of the July 2020 Convertible Debenture’s debt host liability was $nil (October 31, 2020 – $96,318) and the fair value of the embedded derivative liability was $nil (October 31, 2020 – $20,123), resulting in a combined value of $nil (October 31, 2020 – $116,441). The July 2020 Convertible Debenture had an effective interest rate of 37%.

On issuance date of the June 2021 Convertible Debenture, the embedded derivative liability was valued at $1,646,600 which exceeded the face value of the note itself of $1,500,000, the debt host liability was then assigned a face value of $1, with an immediate loss of $146,601 on recognition of the debt host liability. As at October 31, 2021, the amortized cost of the June 2021 Convertible Debenture’s debt host liability was $44 (October 31, 2020 – $nil) and the fair value of the embedded derivative liability was $7,449,700 (October 31, 2020 – $nil), resulting in a combined value of $7,449,744 (October 31, 2020 – $nil). The June 2021 Convertible Debenutre has an effective interest rate of 1,448%

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated

The inputs used in the Black-Scholes Option Pricing Model are as follows:

	October 31,	June 15,	July 27,
	2021	2021	2020
Risk free rate of interest	1.08%	0.31%	0.26%
Expected life in years	1.11 years	1.50 year	0.74 year
Conversion exercise price	$0.10	$0.10	CA$0.15
Underlying share price of the Company	CA$0.73	CA$0.23	CA$0.13
Expected volatility	107.62%	87.17%	82.54%
Expected dividend rate	Nil	Nil	Nil

	July 2020 Convertible Debenture	June 2021 Convertible Debenture	July 2021 Convertible Debenture	Total
	$	$	$	$

Debt Host Liability
Value of debt host liability recognized	87,083	–	–	87,083
Accretion and interest expense	8,751	–	–	8,751
Foreign currency translation	484	–	–	484
Balance, October 31, 2020	96,318	–	–	96,318
Value of debt host liability recognized	–	1	–	1
Accretion and interest expense	23,587	43	63	23,693
Conversion	(125,560)	–	–	(125,560)
Foreign currency translation	5,655	–	–	5,655
Balance, October 31, 2021	–	44	63	107

Embedded Derivative Liability
Fair value of embedded derivative liability recognized	25,041	–	–	25,041
Fair value adjustment	(4,979)	–	–	(4,979)
Foreign currency translation	61	–	–	61
Balance, October 31, 2020	20,123	–	–	20,123
Fair value of embedded derivative liability recognized	–	1,646,600	–	1,646,600
Fair value adjustment	(16,058)	5,717,328	–	5,701,270
Conversion	(5,247)	–	–	(5,247)
Foreign currency translation	1,182	85,772	–	86,954
Balance, October 31, 2021	–	7,449,700	–	7,449,700

Combined Value of Convertible Debenture
Balance, October 31, 2020	116,441	–	–	116,441
Balance, October 31, 2021	–	7,449,744	63	7,449,807

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated